INCOME TAXES	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Taxes [Abstract]
INCOME TAXES [Text Block]

20. INCOME TAXES

(a) Tax Assessments

Due to the nature of the Company's activities, various legal and tax matters are outstanding from time to time. The Company is routinely subject to audit by tax authorities in the countries in which it operates and has received a number of tax assessments in various locations, which are currently at various stages of progress with the relevant authorities. The outcomes of these audits and assessments are uncertain however, the Company is confident of its position on the various matters under review.

Minera Santa Cruz y Garibaldi S.A. de C.V. ("MSCG"), a subsidiary of the Company, received an MXN 238 million assessment on October 12, 2010 by Mexican fiscal authorities for failure to provide the appropriate support for certain expense deductions taken in MSCG's 2006 tax return, failure to provide appropriate support for loans made to MSCG from affiliated companies, and deemed an unrecorded distribution of dividends to shareholders, among other individually immaterial items. MSCG immediately initiated a Nullity action and filed an administrative attachment to dispute the assessment.

In June 2015, the Superior Court ruled in favour of MSCG on a number of the matters under appeal; however, the Superior Court ruled against MSCG for failure to provide appropriate support for certain deductions taken in MSCG's 2006 tax return. In June 2016, the Company received an MXN 122.9 million ($6.8) tax assessment based on the June 2015 ruling. The 2016 tax assessment comprised of MXN 41.8 million owed ($2.3) in taxes, MXN 17.7 million ($1.0) in inflationary charges, MXN 40.4 million ($2.2) in interest and MXN 23.0 million ($1.3) in penalties. The 2016 tax assessment was issued for failure to provide the appropriate support for certain expense deductions taken in MSCG's 2006 tax return and failure to provide appropriate support for loans made to MSCG from affiliated companies.

The Company filed an appeal against the June 2016 tax assessment on the basis certain items rejected by the courts were included in the new tax assessment, and a number of deficiencies exist within the tax assessment. Since issuance of the tax assessment interest charges of MXN 24.4 million ($1.4) and inflationary charges of MXN 36.5 million ($2.0) have accumulated.

Included in the Company's consolidated financial statements are net assets of $1.0 held by MSCG. Following the Tax Court's rulings, MSCG is in discussions with the tax authorities with regards to the shortfall of assets within MSCG to settle its estimated tax liability. An alternative settlement option would be to transfer the shares and assets of MSCG to the tax authorities. As of December 31, 2025, the Company's income tax payable includes an allowance for transferring the shares and assets of MSCG amounting to $1.0. The Company is currently assessing MSCG's settlement options based on ongoing court proceedings and discussion with the tax authorities. The Company has been advised that the appeal filed with the Federal Tax Court, against the June 2016 tax assessment has been rejected. The Company continues to assess MSCG's settlement options.

Compania Minera Del Cubo S.A. de C.V. ("Cubo"), a subsidiary of the Company, received an MXN 58.5 million ($3.3) tax assessment in 2019 by Mexican fiscal authorities for alleged failure to provide the appropriate support for depreciation deductions taken in the Cubo 2016 tax return and denied eligibility of deductions of certain suppliers. The tax assessment consisted of MXN 24.1 million ($1.3) for taxes, MXN 21.0 million ($1.2) for penalties, MXN 10.4 million ($0.6) for interest and MXN 3.0 million ($0.2) for inflation. At the time of the tax assessment the Cubo entity had and continues to have sufficient loss carry forwards which would be applied against the assessed difference of taxable income. The Mexican tax authorities did not consider these losses in the assessment.

Due to the denial of certain suppliers for income tax purposes in the Cubo assessment, the invoices from these suppliers have been assessed as ineligible for refunds of IVA paid on the invoices. The tax assessment includes MXN 14.7 million ($0.8) for re-payment of IVA (value added taxes) refunded on these supplier payments. In the Company's judgment the suppliers and invoices meet the necessary requirements to be deductible for income tax purposes and the recovery of IVA.

The Company has filed an administrative appeal related to the 2016 Cubo tax assessment. The Company had previously provided a lien on certain El Cubo mining concessions during the appeal process. To facilitate the sale of the El Cubo mine and related assets, the Company elected to pay the assessed amount of $3.6 during Q1, 2021. During the appeal process the amount paid has been classified as a non-current income tax receivable. As of December 31, 2025, amount receivable is $4.0. Since issuance of the assessment interest charges of MXN 9.9 ($0.5) and inflationary charges of MXN 1.6 ($0.1) have accumulated.

In March 2024, the Company was notified that Cubo was subject to a tax audit by the relevant taxation authorities. Following an extended period of correspondence, information requests and discussions with the authorities, Cubo has received a formal assessment relating to certain tax positions taken in prior periods and in November 2025 filed a notice of objection and formally appealed the assessment. The appeal remains under review with tax authority, and no final determination has been made.

The Company continues to assess that it is probable that its appeal will prevail, and no provision is recognized in respect of the Cubo tax assessments. Cubo has no significant assets beyond the income tax receivable of $4.0, paid in 2021.

(b) Mexico Taxes

The Company's Mexican operations are subject to an Environmental Royalty Tax of 1% of gross sales and in 2025, the Company recognized $3.0 in royalty expense for the Environmental Royalty Tax (2024 - $1.1), included in cost of sales.

The Company's Mexican operations are subject to an annual Special Mining Duty of 8.5% on the profit resulting from subtracting the allowed deductions from the income on the sales of extractive activities with the exception of the annual inflation adjustment, interests and investments, aside from those performed for exploration.

(c) Deferred Income Tax Assets and Liabilities

Mexico operations	December 31,	December 31,
Deferred tax derived from income tax	2025	2024

Deferred income tax assets:
Tax loss carryforwards	$14.0	$6.6
Working capital	17.4	5.0
Deferred income tax liabilities:
Inventories	(4.3)	(5.2)
Mineral properties, plant and equipment	(32.6)	(13.5)
Convertible note	(29.6)	-
Deferred income tax assets (liabilities), net	$(35.1)	$(7.1)

Mexico operations	December 31,	December 31,
Deferred tax derived from special mining duty	2025	2024

Deferred income tax assets (liabilities):
Working capital	$0.4	$(0.5)
Mineral properties, plant and equipment	(1.5)	(2.7)
Deferred income tax assets (liabilities), net	$(1.1)	$(3.2)

As of December 31, 2025, $2.0 of the deferred tax assets at Bolañitos are classified as assets held for sale (Note 24).

(d) Income Tax Expense

	Years ended
	December 31,	December 31,
	2025	2024

Current income tax expense:
Current income tax expense in respect of current year	$27.5	$7.9
Special mining duty	9.1	5.0
Deferred income tax expense (recovery):
Deferred tax expense recognized in the current year	2.8	5.1
Special mining duty	(2.1)	0.6
Adjustments recognized in the current year in relation to prior years years	(5.0)	(2.8)
Recognition of previously unrecognized losses	(18.2)	(6.3)
Total income tax expense	$14.2	$9.5

The reconciliation of the income tax provision computed at statutory tax rates to the reported income tax provision is as follows:

	December 31,	December 31,
	2025	2024

Canadian statutory tax rates	27.00%	27.00%

Income tax expense computed at Canadian statutory rates	$(28.3)	$(5.9)
Foreign tax rates different from statutory rate	(3.9)	1.5
Foreign exchange	46.3	1.3
Inflationary adjustment	9.2	1.2
Other non-deductible items	0.2	0.7
Special mining duty Mexican tax	6.8	5.2
Adjustments recognized in the current year in relation to prior years	(5.0)	(2.8)
Current year losses not recognized	7.1	14.6
Recognition of previously unrecognized losses	(18.2)	(6.3)
Income tax expense	$14.2	$9.5

(e) Unrecognized Deferred Tax Assets

Management believes that sufficient uncertainty exists regarding the realization of certain deferred tax assets such that they have not been fully recognized. The tax benefits not recognized reflect management's assessment regarding the future realization of Canadian, Peruvian, Chilean and certain Mexican tax assets and estimates of future earnings and taxable income in these jurisdictions as of December 31, 2025. When circumstances cause a change in management's judgment about the recoverability of deferred tax assets, the impact of the change will be reflected in current income.

Deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	December 31,	December 31,
	2025	2024

Non-capital losses	$185.8	$213.6
Capital losses	-	31.3
Derivative liabilities	103.3	-
Exploration pools and others	56.1	26.3

The Company has Canadian, Chilean, and Mexican non‑capital tax losses available for carryforward, which, if not utilized, will expire as follows:

	Loss Carry Forward	December 31,	December 31,
	Expiry	2025	2024

Mexico tax loss carry forward	2026-2035	$160.1	$178.9
Canada tax loss carry forward	2035-2044	15.9	13.5
Chile tax loss carry forward	No expiration	23.5	21.2
Capital losses		33.0	31.3